Earnings (Loss) Per Common Share - GCI Group Common Stock (Details) - shares shares in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Earnings (Loss) Per Common Share
Basic WASO	29	29
Diluted WASO	29	29